Intangible Assets - Schedule of Estimated Amortization Expense (Detail) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020		$ 51,904,695
2020	$ 42,463,360
2021	49,776,203	50,848,243
2022	49,272,375	39,501,841
2023	28,795,778	26,307,778
2024	28,745,700	26,255,735
2025	24,833,333	26,127,778
Thereafter	$ 105,896,627	$ 90,894,731